Operating Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Concentration Risk [Line Items]
Accounts receivable, direct write-offs	$ 39
Provision for doubtful accounts, net	(19)		214		18
Charge off provision for doubtful accounts	21		88		171
Allowances for doubtful accounts	$ 534		$ 574		$ 447		$ 599
10% or more of total net sales [Member] | Lenbrook Industries Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.70%		11.10%			[1]
10% or more of total net sales [Member] | VTech Telecommunications Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.80%		13.00%		12.60%
10% or more of total net sales [Member] | Loud Technologies, Inc. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.70%			[1]		[1]
10% or more of total accounts receivable [Member] | Primax Electronics Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	12.90%
10% or more of total accounts receivable [Member] | VTech Telecommunications Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%		27.80%

[1]	Less than 10%